Summary of Long-Lived Assets by Geographical Areas (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Real estate properties under development	$ 251,685	$ 171,610
Property, plant and equipment	25,950	27,442
Right of use assets	4,078
Long lived assets	281,713	199,052
PRC (excluding Hong Kong)
Segment Reporting Information [Line Items]
Real estate properties under development	251,685	171,610
Property, plant and equipment	25,624	27,186
Right of use assets	3,597
Hong Kong
Segment Reporting Information [Line Items]
Property, plant and equipment	326	$ 256
Right of use assets	$ 481